Basis of Presentation and Summary of Significant Accounting Policies (Details) ¥ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 01, 2021 JPY (¥) shares	Dec. 31, 2020 JPY (¥)	Jun. 30, 2021 JPY (¥) item subsidiary segment	Jun. 30, 2020 JPY (¥)	Dec. 31, 2020 JPY (¥) segment subsidiary shares	Dec. 31, 2019 JPY (¥) item	Feb. 01, 2021 $ / shares	Dec. 31, 2020 item $ / shares
Product Information [Line Items]
Number of subsidiaries | subsidiary			5		4
Number of lines of business | segment			2		2
Number of salons | item			313			283		290
Number of VIE where the Company is the primary beneficiary | item			0			0		0
Aggregate net proceeds		¥ 765,867
Offering costs			¥ 255,887	¥ 41,589	¥ 97,857	¥ 43,283
IPO | American Depository Shares
Product Information [Line Items]
Issuance of common stock upon initial public offering, net of offering costs (in shares) | shares					800,000
Share price | $ / shares								$ 15.00
Aggregate net proceeds					¥ 765,867
Underwriters commission					69,653
Offering costs					402,760
Tax effected associated with offering costs					¥ 123,325
IPO | American Depository Shares | Subsequent Event
Product Information [Line Items]
Issuance of common stock upon initial public offering, net of offering costs (in shares) | shares	60,000
Share price | $ / shares							$ 15.00
Aggregate net proceeds	¥ 87,642
Over-Allotment Option | American Depository Shares | Subsequent Event
Product Information [Line Items]
Issuance of common stock upon initial public offering, net of offering costs (in shares) | shares	60,000
Share price | $ / shares							$ 15.00
Aggregate net proceeds	¥ 87,642
Over-Allotment Option | American Depository Shares | Subsequent Event | Maximum
Product Information [Line Items]
Issuance of common stock upon initial public offering, net of offering costs (in shares) | shares	120,000
Directly-operated salons
Product Information [Line Items]
Number of salons | item			188			107		150
Franchise fees
Product Information [Line Items]
Number of salons | item			125			176		140